Related and Interested Parties (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Trade and other payables		$ 161	$ 227	$ 165
Other investment	[1]	$ 403	$ 0	$ 0

[1]	For further information see Note 6C